Goodwill - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Goodwill [Line Items]
Goodwill impairment	$ 37	$ 37	$ 0	$ 0
Goodwill		623	647	621	$ 628
Operating Segments | Mobility Industry
Goodwill [Line Items]
Goodwill		22
Operating Segments | Consumer
Goodwill [Line Items]
Goodwill impairment		37
Goodwill		$ 230	$ 270	$ 250	$ 227